Nature of Business (Details) (USD $)			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Series B-2 Purchase Agreement Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Maximum Subsequent Event	Mar. 31, 2014 Series B-2 Purchase Agreement Series B-2 Shares Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Series B-2 Shares Maximum Subsequent Event
Nature of Business
Accumulated deficit	$ 277,301,000	$ 200,661,000
Convertible Preferred Stock
Amount to be raised					40,200,000
Preferred Stock, shares authorized							655,000
Warrants that may be issued for purchase of shares of common stock (in shares)					718,201
Exercise price of warrants (in dollars per unit)				$ 14.004
Proceeds from issuance of shares			$ 27,500,000
Number of shares issued						448,060
Warrants issued for purchase of shares of common stock (in shares)			491,293